Held-for-sale Non-financial Assets - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Current Nonfinancial Asset Held For Sale [Line Items]
Non-financial assets held for sale reclassified to fixed assets	$ 4,652,314
Non-current assets held for sale [member]
Disclosure Of Current Nonfinancial Asset Held For Sale [Line Items]
Non-financial assets held for sale	$ 2,808,360	$ 7,460,674